Major Customers (Tables)	12 Months Ended
Dec. 31, 2020
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Group's Major Customers
The Group’s major customers are as follows:

	2020		2019		2018
	Revenue	Percentage of Total revenue	Revenue	Percentage of Total revenue	Revenue	Percentage of Total revenue
	RMB	%	RMB	%	RMB	%
China Petroleum & Chemical Corporation	98,636	5	105,855	4	96,990	4
CNPC and its fellow subsidiaries	63,623	3	99,279	4	83,670	4

	162,259	8	205,134	8	180,660	8